Net Loss per Unit - Antidilutive Securities (Details) - shares	3 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive units	231,685,543	114,085,659	127,660,867	127,599,207	152,035,259	143,239,169
Class S Ordinary
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive units	5,511,967	5,834,296	5,834,296	5,835,822	5,811,251	5,720,627
Class S Preferred
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive units	48,403	86,606	88,606	93,678	72,126	15,288
Preferred Series A Subclass 0
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive units	32,060,425	19,795,627	19,706,509	19,795,997	1,664,303	0
Preferred Series A Subclass 1
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive units	112,360,624	63,880,240	79,711,972	78,972,518	121,956,222	127,088,320
Preferred Series C Subclass 1
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive units	44,040,761	16,068,912	16,068,912	16,068,912	16,340,086	4,845,358
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive units	7,966,488	8,419,978	6,250,572	6,832,280	6,191,271	5,569,576
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive units	29,696,875	0